PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed balance sheets
Series A perpetual convertible preferred shares, par value	$ 0.00001	$ 0.00001
Series A perpetual convertible preferred shares, authorized	150,000	150,000
Series A perpetual convertible preferred shares, shares issued	0	150,000
Series A perpetual convertible preferred shares, shares outstanding	0
Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,790,000	1,199,790,000
Ordinary shares, shares issued (in shares)	859,932,323	672,024,600
Ordinary shares, shares outstanding (in shares)	859,932,323	672,024,600
Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	30,721,723	145,875,113
Ordinary shares, shares outstanding (in shares)	30,721,723	145,875,113
Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000
Parent Company | Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, shares authorized (in shares)	1,199,790,000
Ordinary shares, shares issued (in shares)	859,932,323	859,932,323
Ordinary shares, shares outstanding (in shares)	672,024,600
Parent Company | Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	145,875,113	145,875,113
Ordinary shares, shares outstanding (in shares)	30,721,723	30,721,723
Parent Company | Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, shares authorized (in shares)	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000
Parent Company | Series A Perpetual Convertible Preferred Shares
Condensed balance sheets
Series A perpetual convertible preferred shares, par value	$ 0.00001	$ 0.00001
Series A perpetual convertible preferred shares, authorized	150,000	150,000
Series A perpetual convertible preferred shares, shares issued	0	150,000
Series A perpetual convertible preferred shares, shares outstanding	0	150,000